Basis of Presentation and General Information - Concentration Risk by Charterer (Details) - Sales Revenue, Net [Member] - Product Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Charterer A [Member]
Concentration risk, percentage	15.00%	12.00%
Charterer B [Member]
Concentration risk, percentage		10.00%
Charterer C [Member]
Concentration risk, percentage	10.00%	10.00%